Investment Objectives and Goals - Praxis Impact International ETF	Jun. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Praxis Impact International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Praxis Impact International ETF seeks capital appreciation.